Expense Example - DWS RREEF Global Real Estate Securities Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 690
3 Years	972
5 Years	1,275
10 Years	2,132
Class T
Expense Example:
1 Year	369
3 Years	644
5 Years	940
10 Years	1,780
Class C
Expense Example:
1 Year	298
3 Years	643
5 Years	1,115
10 Years	2,238
Class R6
Expense Example:
1 Year	97
3 Years	305
5 Years	530
10 Years	1,177
INST Class
Expense Example:
1 Year	97
3 Years	324
5 Years	570
10 Years	1,274
Class S
Expense Example:
1 Year	107
3 Years	360
5 Years	632
10 Years	$ 1,410